H. Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2013
H. Income Taxes Tables
Unrecognized tax benefits at October 1, 2012	$ 0
Additions for tax positions related to current year	212
Additions/reductions for tax positions taken in prior years	4,185
Settlements
Lapse of Limitations
Unrecognized tax benefits at September 30, 2013	$ 4,397